Subsequent Events (Details) - Solaris LLC - Subsequent Events $ in Millions	1 Months Ended
Mar. 31, 2017 USD ($) item shares
Subsequent event
Number of members | item	2
Proceeds from collection of notes receivable | $	$ 2.4
Proceeds from collection of interest receivable | $	$ 0.7
Existing member one
Subsequent event
Units issued (in units) | shares	21,052
Existing member two
Subsequent event
Units issued (in units) | shares	6,316